KEY MANAGEMENT PERSONNEL COMPENSATION	12 Months Ended
Dec. 31, 2017
KEY MANAGEMENT PERSONNEL COMPENSATION.
KEY MANAGEMENT PERSONNEL COMPENSATION

NOTE 9 — KEY MANAGEMENT PERSONNEL COMPENSATION

a)Directors and Key Management Personnel Compensation

The total remuneration paid to Directors and Key Management Personnel (“KMP”) of the Group during the year is as follows:

	2017	2016	2015
Year ended 31 December	US$’000	US$’000	US$’000
Short term wages and benefits	1,444	1,298	1,467
Share-based payments (equity or cash settled) (1)	1,429	2,025	2,271
Post-employment benefit	53	49	52
	2,926	3,372	3,790
(1)

The 2014 short-term incentive bonus (“STI”) granted to KMP, excluding the Managing Director, was granted by the Board of Directors in 2015 and paid out in the form of RSUs, which vested immediately.  The associated expense is included in 2015 share-based payments in the table above. The 2014 STI to the Managing Director was approved by shareholders in 2016 and paid out in the form of RSUs with immediate vesting. The associated expense is included in 2016 share based payments in the table above.

b)           Restricted Share Units  Granted as Compensation

RSUs awarded as compensation were 7,835,513  ($0.5 million fair value), 9,906,997  ($1.2 million fair value) and 7,426,596  ($3.8 million fair value) during the years ended 31 December 2017, 2016 and 2015, respectively, to KMP. The vesting provisions of the RSUs in effect during 2017 and 2016 vary and may vest immediately, based upon the passage of time or based on achievement of metrics related to the Company’s 3‑year absolute total shareholder (“ATSR”) or total shareholder return (“TSR”) as compared to its peer group. The details of the plan and TSR RSUs are described in more detail in Part I, Item 6.

c)           Deferred Cash Awards as Compensation

Deferred cash awards vest based on the appreciation of the Company’s ordinary share volume weighted average price measured over a one to three year period.  The liability and expense associated with such awards is measured at the end of each reporting period.  Deferred cash awarded as compensation to KMP was $1,138,503  and $1,264,998 during the years ended 31 December 2017 and 2016, of which $379,501 and $632,499 was forfeited as the performance metrics associated with these awards were not achieved as at 31 December 2017.  The deferred cash award is described in more detail in Part I, Item 6.